ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET	12 Months Ended
Dec. 31, 2024
ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET
ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET

3.ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET

The Group’s accounts receivable as of December 31, 2023 and 2024 are as follows:

		Allowance for
	Accounts	uncollectible	Accounts
As of December 31, 2023	receivable	Accounts receivable	receivable, net
Accounts receivable from referral services	10,754	—	10,754
Total	10,754	—	10,754

		Allowance for
	Accounts	uncollectible	Accounts
As of December 31, 2024	receivable	Accounts receivable	receivable, net
Accounts receivable from referral services	20,945	—	20,945
Total	20,945	—	20,945

The movement of allowance for uncollectible accounts receivables for the years ended December 31, 2022, 2023 and 2024 are as follows:

	Opening	Current		Ending
	balance as of	year net	Write off in	balance as of
	January 1,	(reversal)	the current	December 31,
	2022	provision	year	2022
Accounts receivable from loan facilitation service	375	—	(375)	—
Accounts receivable from post facilitation service	1,683	—	(1,683)	—
Total	2,058	—	(2,058)	—

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2023	provision	year	2023
Accounts receivable from loan facilitation service	—	—	—	—
Accounts receivable from post facilitation service	—	—	—	—
Total	—	—	—	—

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2024	provision	year	2024
Accounts receivable from loan facilitation service	—	—	—	—
Accounts receivable from post facilitation service	—	—	—	—
Total	—	—	—	—

3.ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET – continued

The Group’s contract assets as of December 31, 2023 and 2024 are as follows:

		Allowance for
		Uncollectible	Contract assets,
As of December 31, 2023	Contract assets	Contract assets	net
Contract assets from loan facilitation service	2,561,082	(276,307)	2,284,775
Contract assets from post facilitation service	312,438	(44,369)	268,069
Contract assets from referral services	492,642	—	492,642
Total	3,366,162	(320,676)	3,045,486

		Allowance for
		Uncollectible	Contract assets,
As of December 31, 2024	Contract assets	Contract assets	net
Contract assets from loan facilitation service	1,225,550	(208,720)	1,016,830
Contract assets from post facilitation service	210,664	(63,316)	147,348
Contract assets from referral services	1,056,539	—	1,056,539
Total	2,492,753	(272,036)	2,220,717

The movement of allowance for uncollectible contract assets for the years ended December 31, 2022, 2023 and 2024 are as follows:

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2022	provision	year	2022
Contract assets from loan facilitation service	287,397	158,696	(157,728)	288,365
Contract assets from post facilitation service	26,457	65,247	(65,103)	26,601
Total	313,854	223,943	(222,831)	314,966

	Opening				Ending
	balance as of		Current	Write off in	balance as of
	January 1,		year net	the current	December 31,
	2023	Reclassification(1)	provision	year	2023
Contract assets from loan facilitation service	288,365	19,619	123,001	(154,678)	276,307
Contract assets from post facilitation service	26,601	3,123	74,155	(59,510)	44,369
Total	314,966	22,742	197,156	(214,188)	320,676

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2024	provision	year	2024
Contract assets from loan facilitation service	276,307	295,839	(363,426)	208,720
Contract assets from post facilitation service	44,369	148,957	(130,010)	63,316
Total	320,676	444,796	(493,436)	272,036

3.ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET – continued

The Group’s contract assets generated from related parties and recorded in amounts due from related parties as of December 31, 2023 and 2024 are as follows:

	Accounts	Allowance for	Accounts
	receivable	uncollectible	receivable
	and contract	accounts receivable	and contract
As of December 31, 2023	assets	and contract assets	Assets, net
Contract assets from loan facilitation service	41,809	(18,542)	23,267
Contract assets from post facilitation service	6,428	(4,326)	2,102
Contract assets from referral services	(1,360)	—	(1,360)
Total	46,877	(22,868)	24,009

	Accounts	Allowance for	Accounts
	receivable	uncollectible	receivable
	and contract	accounts receivable	and contract
As of December 31, 2024	assets	and contract assets	Assets, net
Contract assets from loan facilitation service	4,949	(3,942)	1,007
Contract assets from post facilitation service	2,979	(1,821)	1,158
Contract assets from referral services	58	—	58
Total	7,986	(5,763)	2,223

The movement of allowance for uncollectible accounts receivables and contract assets generated from related parties and recorded in amounts due from related parties for the year ended December 31, 2022, 2023 and 2024 are as follows:

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2022	provision	year	2022

Contract assets from loan facilitation service	120,208	(4,334)	(27,526)	88,348
Contract assets from post facilitation service	1,809	18,457	(13,007)	7,259
Total	122,017	14,123	(40,533)	95,607

	Opening		Current		Ending
	balance as of		year net	Write off in	balance as of
	January 1,		(reverse)	the current	December 31,
	2023	Reclassification(1)	provision	year	2023
Contract assets from loan facilitation service	88,348	(19,619)	(22,554)	(27,633)	18,542
Contract assets from post facilitation service	7,259	(3,123)	11,745	(11,555)	4,326
Total	95,607	(22,742)	(10,809)	(39,188)	22,868

	Opening	Current		Ending
	balance as of	year net	Write off in	balance as of
	January 1,	(reversal)	the current	December 31,
	2024	provision	year	2024
Contract assets from loan facilitation service	18,542	(1,968)	(12,632)	3,942
Contract assets from post facilitation service	4,326	3,941	(6,446)	1,821
Total	22,868	1,973	(19,078)	5,763

3.ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET – continued

The principal of accounts receivable and contract assets by year of origination:

	2023	2022	2021	Total
As of December 31, 2023
Loan facilitation service	2,260,534	300,405	143	2,561,082
Post facilitation service	273,753	38,684	1	312,438
Referral Service	502,516	880	—	503,396
Total	3,036,803	339,969	144	3,376,916

	2024	2023	2022	Total
As of December 31, 2024
Loan facilitation service	1,009,370	180,515	35,665	1,225,550
Post facilitation service	176,794	14,366	19,504	210,664
Referral Service	1,074,429	2,447	608	1,077,484
Total	2,260,593	197,328	55,777	2,513,698
(1)

Jinshang ceased to be a related party of the Company in 2023 and therefore outstanding balance with Jinshang is reclassified from amount due from related parties into accounts receivable and contract assets. See Note 11 Related party balances and transactions.